Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit pension plan expense:
Current service cost	$ 2,639	$ 1,981
Past service cost	0	1,279
Net interest cost	800	827
Net defined benefit pension plan expense	$ 3,439	$ 4,087